Marketable securities (Tables)	12 Months Ended
Dec. 31, 2021
Marketable securities
Schedule of marketable securities
	Credit Risk	December 31, 2021	December 31, 2020
Financial bills (LF)	AAA	1,640	149,720
Financial treasury bills (LFT)	AAA	164,709	341,382
		166,349	491,102